Long-Term Debt and Bonds, Term Loans (Details) - Secured Term Loans [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) Agreement Vessel
Long-Term Debt and Bonds [Abstract]
Frequency of loan repayments	quarterly
Number of loan agreements that does not include balloon payment at maturity | Agreement	1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Maturity date	Jul. 31, 2030
Number of tanker vessels used as collateral | Vessel	4
Net book value of tanker vessels used as collateral | $	$ 106,269
Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate	0.50%
Arrangement fee percentage	0.50%
Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate	2.50%
Arrangement fee percentage	0.70%